Share Option Activities, Stock Options Granted by Red 5 (Detail) - Stock options and ordinary shares granted by Red 5 - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period	5,550,357
Granted	9,228,621
Exercised	(300,000)
Forfeited	(3,829,085)
Outstanding at end of period	10,649,893	5,550,357
Vested and expected at end of period	10,649,893
Exercisable at end of period	3,422,692
Outstanding at beginning of period	$ 0.122
Exercised	0.045
Forfeited	0.120
Outstanding at end of period	0.061	$ 0.122
Vested and expected at end of period	0.061
Exercisable at end of period	$ 0.087
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	4 years 8 months 23 days	2 years 7 months 10 days
Vested and expected at end of period	4 years 8 months 23 days
Exercisable at end of period	3 years 8 months 1 day
Outstanding at beginning of period	$ 1,133,349
Exercised	1,200	$ 162,279	$ 14,762
Outstanding at end of period	0	$ 1,133,349
Vested and expected at end of period	0
Exercisable at end of period	$ 0